IMPAIRMENT OF LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2020
IMPAIRMENT OF LONG-LIVED ASSETS
RECOVERABLE VALUE OF LONG-TERM ASSETS

NOTE 22 - IMPAIRMENT OF LONG-LIVED ASSETS

The Company estimates the recoverable value of its fixed and intangible assets based on value in use, considering that there is no active market for the infrastructure linked to the concession. The value in use is evaluated based on the present value of the estimated future cash flow.

The assumptions used consider the Company's Management's best estimate of future trends in the electricity sector and are based both on external sources of information and on historical data from the cash-generating units.

The main assumptions defined below were considered:

•	Growth compatible with historical data and growth prospects for the Brazilian economy;
•

Discount rate per year, after taxes, specific for the segments tested: 6.11% for non-renewed generation, 6.14% for renewed generation, (4.40% for non-renewed generation, 4.36% for renewed generation in 2019), taking into account the weighted average cost of capital;

•	The discount rate per year, before taxes, for the corporate ventures tested varies between 8.08% and 11.95%;
•	Revenues projected in accordance with the contracts, with no provision for extending the concession / authorization;
•

Expenses segregated by cash-generating unit, projected based on the Business and Management Master Plan (PDNG) for 5 years and consistent with the plan for the other years, until the end of the concessions and without considering future renewals / extensions; and

•	The Company treated each of its projects as independent cash-generating units.

Below are the impairment positions for the year ended December 31, 2020 and 2019:

	12/31/2020			12/31/2019
	Generation	Administration	Total	Generation	Administration	Total
Fixed Assets	7,565,468	—	7,565,468	7,356,417	—	7,356,417
Intangible Assets	872	316,288	317,160	6,439	316,288	322,727
Total	7,566,340	316,288	7,882,628	7,362,856	316,288	7,679,144

The movement of provisions is as follows:

Generation

Cash-generating Unit	12/31/2019	Additions	Reversals	Write-offs	12/31/2020
Angra 3	4,508,764	—	—	—	4,508,764
Candiota Fase C	184,629	611,416	—	—	796,045
TPP Santa Cruz	618,569	—	(215,800)	—	402,769
Candiota Fase B	342,114	—	(21,094)	—	321,020
HPP Batalha	376,680	—	(78,622)	—	298,058
Casa Nova I	345,893	—	(53,130)	—	292,763
Livramento	117,866	8,428	—	—	126,294
Complexo Eólico Pindaí I	—	99,263	—	—	99,263
HPP Samuel	87,603	11,201	—	—	98,804
TPP Coaracy Nunes	71,007	—	—	—	71,007
TPP Camaçari	224,032	—	—	(224,032)	—
TPP Mauá Bloco 4	49,372	—	—	—	49,372
TPP Aparecida Óleo	46,258	—	—	—	46,258
TPP Mauá Bloco 1	41,040	—	—	—	41,040
HPP Passo São João	34,750	—	—	—	34,750
Casa Nova II	16,492	32,662	—	—	49,154
SHP Santo Cristo	14,148	—	—	(14,148)	—
Casa Nova III	—	25,730	—	—	25,730
Others	283,639	21,610	—	—	305,249
Total	7,362,856	810,310	(368,646)	(238,180)	7,566,340

Cash-generating Unit	31/12/2018	Additions	Reversals	Write-offs	12/31/2019
Angra 3	4,046,642	462,122	—	—	4,508,764
TPP Santa Cruz	731,988	—	(113,419)	—	618,569
HPP Batalha	377,005	—	(325)	—	376,680
Casa Nova I	345,893	—	—	—	345,893
Candiota Fase B	388,006	—	(45,892)	—	342,114
TPP Camaçari	247,263	—	(23,231)	—	224,032
Candiota Fase C	68,706	115,923	—	—	184,629
Livramento	326,698	6,508	(215,340)	—	117,866
HPP Samuel	306,866	—	(219,263)	—	87,603
HPP Simplício	198,940	—	(198,940)	—	—
Others	626,364	22,528	(87,802)	(4,384)	556,706
Total	7,664,371	607,081	(904,212)	(4,384)	7,362,856

				Assets held for
Cash-generating Unit	31/12/2017	Additions	Reversals	sale	12/31/2018
Angra 3	9,900,353	652,576	(6,506,287)	—	4,046,642
HPP Samuel	308,846	—	(1,980)	—	306,866
HPP Batalha	385,269	—	(8,264)	—	377,005
Candiota Fase B	388,006	—	—	—	388,006
Candiota Fase C	362,631	—	(293,925)	—	68,706
Casa Nova I	387,396	—	(41,503)	—	345,893
TPP Santa Cruz	693,560	38,428	—	—	731,988
HPP Simplício	279,515	—	(80,575)	—	198,940
TPP Camaçari	247,263	—	—	—	247,263
Eólica Chuí IX	27,159	—	—	(27,159)	—
Eólica Hermenegildo III	76,623	—	—	(76,623)	—
Eólica Hermenegildo II	97,580	—	—	(97,580)	—
Eólica Hermenegildo I	92,749	—	—	(92,749)	—
Livramento	129,869	215,340	(18,511)	—	326,698
Other	956,445	13,695	(343,776)	—	626,364
Total	14,333,264	920,039	(7,294,821)	(294,111)	7,664,371

Below, we highlight the main impacts arising from the Company's assessment of recoverable value in December 2020.

•	NPP Angra 3

MP nº 998/20, later converted into Law 14.120 / on March 1, 2021, guaranteed the project a tariff that ensures its economic and financial viability, which is a relevant milestone in the project's viability. Management expects to have a tariff definition by September 2021. On February 25, 2021, a request for proposal was published for the resumption of works. In this sense, the prospect of restarting the works in a relevant way as well as the feasibility of the project became more evident, with the expectation of resolution of the tariff and financing structure in the year 2021.

The following aspects were considered in the Angra impairment test: (i) update of the project's Capital Expenditure- Capex budget, which registered growth impacted by the end of Special Incentive Scheme for the Development of Nuclear Plants (Renuclear), the strong appreciation of the Euro against the Real and the insertion of the estimate of acquisition of new fuel elements for the initial load, which were used in Angra 2; (ii) use of an energy tariff that considers the parameters specified in Law 14.120 / on March 1, 2021 (iii) change in the discount rate to 6.79%  (6.52% in December 2019). Management used as a premise the criteria of a tariff that would allow economic and financial viability without incremental increases, thus maintaining the provision for impairmentin the amount of R$ 4,508,764.  The definition of the tariff is expected to be confirmed in 2021 forsensibility analysis, an increase of 5% or 10% in the tariff used as a basis for testing would result in a reduction of 37% and 75% in impairment, respectively, and a reduction of 5% or 10% would result in an increase in impairmen tof 37% and 75% respectively.

• TPP Candiota

The supplementary provision in the amount of R$ 611,416 is basically due to: (i) the change in the post-tax discount rate from 4.40% to 6.11%; (ii) the revision of the coal reimbursement estimate as a result of ANEEL dispatch No. 2.616 / 2020, which revised the historical stock; and (iii) the change in the estimated fuel reimbursement period from 2027 to 2024, due to the expiration of the regulated sales contract.

•	TPP Camaçari

In December 2020, the subsidiary Chesf wrote off the assets of the extinct TPP Camaçari, as a result of the signing of a lease agreement between Chesf, as lessor, Pecém Energia SA and Energética Camaçari Muricy II SA, as lessee. The referred contract has as its object the irrevocable and irreversible lease of the existing asset for a period of 15 years. In view of this context and based on the current accounting standards, in light of the current condition of the asset, an accounts receivable was recorded, as it is a Financial Lease. This new asset has its registration supported by a flow of receivables, adjusted to its present value, considering the premises established in the lease. Revenue was recorded in the amount of R$ 50,675 in fiscal year 2020.

Administration

For the year ended December 31, 2020, there were no impairment additions / reversals.

Intangible assets - Administration	31/12/2018	Additions	12/31/2019
Goodwil (Livramento)	—	233,989	233,989
CGU LT Salto Santiago - Ivaiporã - Cascavel	—	33,855	33,855
Others	48,444	—	48,444
Total	48,444	267,844	316,288

Intangible - Administration	12/31/2017	Additions	12/31/2018
Goodwill (Livramento)	215,340	(215,340)	—
Other	48,913	(469)	48,444
Total	264,253	(215,809)	48,444

•	Cash Generating Units (CGUs) that do not have a provision for impairment

CGUs that have not been impaired impairment a recoverable amount greater than the carrying amount of property, plant and equipment. In addition, the Company carried out a sensitivity analysis, increasing the discount rate by 5% and 10%, to assess the risk of impairment for each CGU. No CGU was at risk of impairment.

Accounting policy

The Company periodically assesses whether there is any indication that its non-financial assets(Cash-Generating Units - CGUs) have suffered any loss due to impairment. If there is such an indication, the recoverable amount of the asset is estimated for the purpose of measuring the amount of that loss.

In assessing the value in use, estimated future cash flows are discounted to present value at a rate that reflects a current assessment of the market and / or opportunity cost of the Company, the currency value over time and the specific risks of the asset for which the estimate of future cash flows was made.